PLANT EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2022
Plant Equipment And Mining Properties

11. PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	(113)	31	(12)	1,285	1,130	508	2,829
Effect of movements in exchange rates	2	1	-	-	-	7	10
Balance at December 31, 2021	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	1,649	185	441	2,383	4,781	2,907	12,346
Writedowns	-	-	-	(1,692)	(100)	-	(1,792)
Effect of movements in exchange rates	-	(17)	(2)	(1)	-	8	(12)
Balance at December 31, 2022	14,687	763	774	14,930	23,294	14,693	69,141

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2021	8,643	187	256	4,907	5,297	1,624	20,914
Additions / Transfers	213	107	11	37	1,370	272	2,010
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2021	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	250	147	331	1,616	146	1,133	3,623
Writedowns	-	-	-	(1,382)	(80)	-	(1,462)
Balance at December 31, 2022	9,106	441	598	5,178	6,733	3,029	25,085

NET BOOK VALUE
At December 31, 2022	5,581	322	176	9,752	16,561	11,664	44,056
At December 31, 2021	4,182	301	68	9,296	11,946	9,882	35,675
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846

Included in Buildings above are assets under construction of $3,817 as at December 31, 2022 (2021 - $6,348) on which no depreciation was charged in the periods then ended. Once the assets are ready for service, they will be transferred to the appropriate class of plant, equipment and mining properties.

As of December 31, 2022, the Company performed an evaluation of the property plant and equipment and recorded a write-down of $330 (December 31, 2021 - Nil) against the carrying value of mine and mill machinery and transportation equipment due to damage and obsolescence.

As at December 31, 2022, plant, equipment and mining properties included a net carrying amount of $2,417 (2021 - $1,306) for mining equipment and right of use assets under finance lease.